Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use asset	$ 646	$ 873
Operating lease liability, current	(256)	(228)
Operating lease liability, noncurrent	(428)	(683)
Total operating lease liabilities	$ (684)	$ (911)